Document and Entity Information	Dec. 30, 2024
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2024
Registrant Name	Fidelity Concord Street Trust
Central Index Key	0000819118
Investment Company Type	N-1A
Amendment Flag	false